CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	1,307,388	1,138,173
Property, plant and equipment	1,457,825	1,353,165
Investments and other financial assets	59,534	54,509
Deferred tax assets	203,382	168,757
Total non-current assets	3,813,311	3,499,786
Inventories	674,662	540,575
Trade receivables	232,414	185,000
Receivables from financing activities	1,399,997	1,143,968
Current tax receivables	16,054	14,306
Other current assets	153,183	122,224
Current financial assets	87,301	13,500
Cash and cash equivalents	1,388,901	1,344,146
Total current assets	3,952,512	3,363,719
Total assets	7,765,823	6,863,505
Equity and liabilities
Equity attributable to owners of the parent	2,592,857	2,205,898
Non-controlling interests	9,630	5,518
Total equity	2,602,487	2,211,416
Employee benefits	110,807	101,200
Provisions	180,694	150,868
Deferred tax liabilities	126,507	95,973
Debt	2,811,779	2,630,011
Other liabilities	952,025	726,775
Other financial liabilities	19,993	36,520
Trade payables	902,968	797,832
Current tax payables	58,563	112,910
Total equity and liabilities	€ 7,765,823	€ 6,863,505